Derivative Instruments and Hedging Activities - Schedule of Fair Values of Outstanding Derivative Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Values of Outstanding Derivative Instruments [Abstract]
Derivative assets	$ 237
Derivative liabilities	$ 145	$ 50